Group Income Statement - (Unaudited) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Revenue	[1]	£ 12,869.0	£ 12,175.0	£ 25,684.0
Raw materials and consumables used		(2,250.0)	(2,195.0)	(4,542.0)
Changes in inventories of finished goods and work in progress		97.0	70.0	160.0
Employee benefit costs		(1,329.0)	(1,360.0)	(2,717.0)
Depreciation, amortisation and impairment costs		(659.0)	(473.0)	(1,076.0)
Other operating income		42.0	102.0	196.0
Loss on reclassification from amortised cost to fair value		(1.0)	(1.0)	(3.0)
Other operating expenses		(5,091.0)	(3,411.0)	(7,468.0)
Profit from operations		3,678.0	4,907.0	10,234.0
Net finance costs		(817.0)	(756.0)	(1,486.0)
Share of post-tax results of associates and joint ventures		200.0	233.0	415.0
Profit before taxation		3,061.0	4,384.0	9,163.0
Taxation on ordinary activities		(1,123.0)	(1,055.0)	(2,189.0)
Profit for the period		1,938.0	3,329.0	6,974.0
Attributable to:
Owners of the parent		1,859.0	3,250.0	6,801.0
Non-controlling interests		79.0	79.0	173.0
Profit for the period		£ 1,938.0	£ 3,329.0	£ 6,974.0
Earnings per share
Basic		£ 0.812	£ 1.421	£ 2.969
Diluted		£ 0.808	£ 1.416	£ 2.956

[1]	Revenue is net of duty, excise and other taxes of £18,190 million and £18,553 million for the six months ended 30 June 2022 and 2021, respectively, and £38,595 million for the year ended 31 December 2021.